Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		77 Months Ended	80 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Net loss	$ (399,946)	$ (101,802)	$ (905,920)	$ (286,271)	$ (4,736,867)	$ (5,136,813)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	5,044	5,043	20,175	20,174	82,403	87,447
Non-cash research and development expense (See note 4)	0	0	0	0	284,500	284,500
Depreciation	108	108	432	431	1,079	1,187
Stock-based compensation	30,000	0	286,040	0	2,131,540	2,161,540
Changes in operating assets and liabilities:
Prepaid expenses	45,000	0	(60,000)	0	(60,000)	(15,000)
Accounts payable and accrued expenses	36,976	(10,772)	203,089	43,165	452,050	489,026
Net cash used in operating activities	(282,818)	(107,423)	(456,184)	(222,501)	(1,845,295)	(2,128,113)
Cash flows from investing activities:
Acquisition of property and equipment	0	0	0	0	(2,158)	(2,158)
Acquisition of intangible assets	0	0	0	0	(230,000)	(230,000)
Net cash used in investing activities	0	0	0	0	(232,158)	(232,158)
Cash flows from financing activities:
Proceeds received from issuance of common stock, net of issuance costs	0	75,000	225,000	250,000	999,500	999,500
Proceeds received from common stock to be issued	0	0	709,999	0	709,999	709,999
Proceeds from founders' contributions	0	0	0	0	930,000	930,000
Proceeds received from note payable - related parties	0	0	0	0	14,205	14,205
Net cash provided by financing activities	0	75,000	934,999	250,000	2,653,704	2,653,704
Net (decrease) increase in cash	(282,818)	(32,423)	478,815	27,499	576,251	293,433
Cash at beginning of period	576,251	97,436	97,436	69,937	0	0
Cash at end of period	293,433	65,013	576,251	97,436	576,251	293,433
Supplemental disclosures:
Cash paid for interest	0	0	524	0	0	0
Cash paid for taxes	0	0	0	0	0	0
Non-cash investing and financing activities:
Recognition of derivative liability - warrants	656,518	0	0	0	0	656,518
Notes payable assumed and then converted for common stock to be issued	0	0	7,320	0	7,320	7,320
Costs associated with private placement to be paid in common stock	0	0	52,800	0	52,800	52,800
Stock Issued to Founders [Member]
Non-cash investing and financing activities:
Common stock issued	0	0	0	0	4,869	4,869
Stock Issued in Connection with Reverse Recapitalization [Member]
Non-cash investing and financing activities:
Common stock issued	0	0	429	0	429	429
Stock Issued in Settlement of Shares Issuable [Member]
Non-cash investing and financing activities:
Common stock issued	$ 1,056,159	$ 0	$ 0	$ 0	$ 0	$ 0